Fair Value Measurements (Details 2) - USD ($)	3 Months Ended
	Dec. 31, 2019	Sep. 30, 2019
Balance at September 30, 2019	$ 3,247,200
Fair Value, Inputs, Level 3 [Member]
Balance at September 30, 2019	573,200
Derivative liability - Warrants [Member]
Balance at September 30, 2019	573,200
Derivative liability - Warrants [Member] | Fair Value, Inputs, Level 3 [Member]
Beginning balance at July 1, 2019	8,109,724
Additions to level 3 liabilities		8,367,012
Change in in fair value of level 3 liability	(5,435,724)	(257,288)
Transfer in and/or out of Level 3
Balance at September 30, 2019	2,674,000	8,109,724
Derivative Liability - Conversion Option on Convertible Debenture [Member]
Balance at September 30, 2019	2,674,000
Derivative Liability - Conversion Option on Convertible Debenture [Member] | Fair Value, Inputs, Level 3 [Member]
Beginning balance at July 1, 2019	2,533,668
Additions to level 3 liabilities		2,638,966
Change in in fair value of level 3 liability	(1,960,468)	(105,298)
Transfer in and/or out of Level 3
Balance at September 30, 2019	$ 573,200	$ 2,533,668